Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	As of December 31,
	2023		2024
Machinery equipment	NT$	113,599	NT$	115,075
Leasehold improvements		22,044		22,008
Other equipment		10,194		12,530
Subtotal	NT$	145,837	NT$	149,613
Less: accumulated depreciation		(97,867)		(106,334)
Property and equipment, net	NT$	47,970	NT$	43,279